Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Borrowings related parties	¥ 2,500,000	$ 342,499	¥ 26,500,000
Repayments related parties			¥ (15,000,000)	$ (15,000,000,000,000)